THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 93.0%
	Arizona — 0.8%
$2,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	$2,191,206
	California — 13.4%
1,000,000	Bay Area Toll Authority, CA, Revenue Bonds, Series D, (SIFMA MUNI SWAP INDEX+0.3%), 1.630% due 4/1/56[1]	967,235
1,000,000	California State University, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/27	1,117,091
1,500,000	California State, Department of Water Resources, Revenue Bonds, Refunding, Series AX, 5.000% due 12/1/31	1,706,154
1,500,000	California State, General Obligation Unlimited, 4.000% due 10/1/34	1,626,788
1,500,000	California State, General Obligation Unlimited, Refunding, 5.000% due 9/1/30	1,821,122
1,750,000	City and County of San Francisco, CA, General Obligation Unlimited, Refunding, Series R, 5.000% due 6/15/28	2,053,889
1,500,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, 5.000% due 5/15/31	1,788,717
1,675,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, Series B, 5.000% due 5/15/27	1,904,225
1,560,000	City of Los Angeles, CA, Department of Water and Power System, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	1,820,820
1,500,000	City of Los Angeles, CA, Revenue Notes, 4.000% due 6/29/23	1,534,253
1,000,000	East Bay, CA, Municipal Utility District Water System Revenue, Revenue Bonds, Refunding, Series B-2, 5.000% due 6/1/26	1,124,683
2,820,000	Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/31	2,901,117
1,000,000	Los Angeles County, CA, Public Works Financing Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/32	1,195,579
1,710,000	Los Angeles, CA, Unified School District, General Obligation Unlimited, Refunding, Series A, 4.000% due 7/1/32	1,906,641
2,500,000	Los Angeles, CA, Unified School District, General Obligation Unlimited, Series C, 4.000% due 7/1/33	2,767,078
1,510,000	Metropolitan Water District of Southern California, General Obligation Unlimited, Refunding, Series A, 5.000% due 3/1/33	1,796,244
1,835,000	San Diego, CA, Unified School District, General Obligation Unlimited, Refunding, Series R, 5.000% due 7/1/29	2,042,422
1,810,000	San Francisco, CA, City and County Airport Comm-San Francisco International Airport, Revenue Bonds, Refunding, Series A, 5.000% due 5/1/26	2,002,735
1,500,000	San Francisco, CA, City and County Public Utilities Commission Wastewater Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/31	1,834,469
750,000	San Francisco, CA, Unified School District, General Obligation Unlimited, Series C, 5.000% due 6/15/26	838,074
1,500,000	Santa Ana, CA, Unified School District, General Obligation Unlimited, Refunding, 5.000% due 8/1/30	1,727,650
1,500,000	The Regents of The University of California Medical Centre Pooled, Revenue Bonds, Series 2022 P, 5.000% due 5/15/34	1,793,637
		38,270,623
	Colorado — 1.9%
1,010,000	Adams and Arapahoe Joint School District 28J Aurora, General Obligation Unlimited, Refunding, Series A, 5.000% due 12/1/23	1,056,162
1,195,000	City and County of Denver, Co, Airport System Revenue, Revenue Bonds, Series A, 5.000% due 11/15/24	1,271,568
See Notes to Schedule of Portfolio Investments
1

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$1,545,000	Colorado State, Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	$1,578,852
1,425,000	E-470 Public Highway Authority, CO, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/28	1,641,360
		5,547,942
	Connecticut — 2.3%
	Connecticut State, General Obligation Unlimited, Refunding, Series D:
1,500,000	5.000% due 7/15/23	1,549,219
1,300,000	5.000% due 9/15/31	1,564,011
1,825,000	Connecticut State, Health and Educational Facilities Authority, Revenue Bonds, Series V-1, 1.650% due 7/1/36[2]	1,825,000
1,520,000	Connecticut State, Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	1,541,797
		6,480,027
	Delaware — 1.6%
1,000,000	Delaware River and Bay Authority, DE, Consisting, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/27	1,044,370
535,000	Delaware River and Bay Authority, DE, Revenue Bonds, Refunding, 5.000% due 1/1/31[3]	626,128
2,640,000	Delaware State, General Obligation Unlimited, Series B, 5.000% due 7/1/24	2,808,471
		4,478,969
	District Of Columbia — 2.3%
1,550,000	District of Columbia, General Obligation Unlimited, Series A, 5.000% due 6/1/32	1,660,303
3,010,000	District of Columbia, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/32[3]	3,745,383
1,000,000	Metropolitan Washington, DC, Airports Authority System, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/23	1,038,979
		6,444,665
	Florida — 7.3%
1,000,000	Central Florida, Expressway Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/30	1,189,463
2,820,000	Central Florida, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,131,989
2,750,000	City of Lakeland, FL, Department of Electric Utilities, Revenue Bonds, Refunding, 5.000% due 10/1/25	3,023,238
4,500,000	County of Miami-Dade, FL, Seaport Department, Revenue Bonds, Prerefunded, Series A, 5.500% due 10/1/25	4,702,306
2,610,000	County of Miami-Dade, FL, Water and Sewer System Revenue, Revenue Bonds, Refunding, Series B, 4.000% due 10/1/35	2,710,413
1,000,000	Orlando, FL, Utilities Commission, Revenue Bonds, Series B, 1.250% due 10/1/46[2]	865,039
4,000,000	Orlando-Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/32	4,126,474
1,025,000	School District of Broward County, FL, Certificate Participation, Refunding, Series A, 5.000% due 7/1/27	1,136,769
		20,885,691
	Illinois — 3.0%
2,000,000	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/32	2,114,723
See Notes to Schedule of Portfolio Investments
2

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$1,000,000	County of Cook, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 11/15/25	$1,091,762
1,450,000	Illinois Finance Authority, Revenue Bonds, Refunding, Series B, 1.890% due 11/15/37[2]	1,450,000
1,000,000	Illinois Finance Authority, Revenue Bonds, Refunding, Series C, 5.000% due 2/15/27	1,130,597
2,250,000	Metropolitan, Greater Chicago, IL, Water Reclamation District, General Obligation Limited, Refunding, Series C, 5.000% due 12/1/29	2,654,250
		8,441,332
	Indiana — 0.4%
1,025,000	Indiana State, Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,099,548
	Iowa — 1.0%
3,000,000	Iowa Finance Authority, Revenue Bonds, Series E, 1.860% due 2/15/41[2]	3,000,000
	Kansas — 0.8%
1,190,000	Kansas State, Department of Transportation, Revenue Bonds, Series C, 5.000% due 9/1/23	1,193,426
1,000,000	Wyandotte County-Kansas City, KS, Unified Government, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	1,043,155
		2,236,581
	Kentucky — 0.4%
1,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Project No. 119, (BAM Insured), 5.000% due 5/1/33	1,122,973
	Maryland — 2.8%
1,000,000	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series B, 5.000% due 4/15/32	1,140,087
1,495,000	Maryland State, General Obligation Unlimited, Series A, 5.000% due 8/1/34	1,807,800
2,000,000	Maryland State, General Obligation Unlimited, Series B, 5.000% due 8/1/24	2,133,112
1,240,000	Montgomery County, MD, General Obligation Unlimited, Consolidated Public Improvement, Refunding, Series D, 4.000% due 11/1/28	1,358,137
1,500,000	Montgomery County, MD, General Obligation Unlimited, Series A, 4.000% due 8/1/31	1,679,725
		8,118,861
	Massachusetts — 3.5%
1,435,000	Commonwealth of Massachusetts, General Obligation Limited, Series B, 5.000% due 7/1/33	1,692,380
2,850,000	Commonwealth of Massachusetts, General Obligation Limited, Series C, 5.000% due 5/1/30	2,916,096
1,100,000	Commonwealth of Massachusetts, General Obligation Limited, Series E, 5.000% due 9/1/32	1,266,446
1,700,000	Massachusetts Development Finance Agency, Revenue Bonds, Series U-6C, 1.890% due 10/1/42[2]	1,700,000
2,500,000	Massachusetts Development Finance Agency, Revenue Bonds, Series U-6C-R, 1.910% due 10/1/42[2]	2,500,000
		10,074,922
See Notes to Schedule of Portfolio Investments
3

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — 1.8%
$1,015,000	Byron Center, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/24	$1,073,137
715,000	Michigan Finance Authority, Revenue Bonds, Series 2014D, 5.000% due 7/1/24	756,728
1,500,000	Michigan State, Finance Authority, Hospital Revenue Refunding Bonds, Series 2022 A, 5.000% due 4/15/28	1,725,018
1,630,000	Michigan State, Housing Development Authority, Revenue Bonds, AMT, Series B, 3.500% due 6/1/47	1,648,255
		5,203,138
	Minnesota — 0.7%
2,035,000	Minnesota State, Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	2,072,900
	Mississippi — 0.9%
1,150,000	Mississippi Business Finance Corp, Revenue Bonds, Series C, 1.720% due 12/1/30[2]	1,150,000
1,300,000	Mississippi Business Finance Corp, Revenue Bonds, Series I, 1.720% due 11/1/35[2]	1,300,000
		2,450,000
	Missouri — 1.5%
2,000,000	City of Kansas, MO, Sanitary Sewer System, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,148,897
2,020,000	Missouri State Housing Development Commission Single Family Mortgage, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 11/1/50	2,050,668
		4,199,565
	Nevada — 0.4%
1,000,000	Clark County, NV, School District, General Obligation Limited, Building and Refunding Bonds, Series C, 5.000% due 6/15/26	1,113,469
	New Jersey — 1.7%
2,000,000	New Jersey Economic Development Authority, Revenue Bonds, Series-AAA, 5.500% due 6/15/31	2,308,174
1,375,000	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/27	1,544,122
1,000,000	New Jersey Turnpike Authority, Revenue Bonds, Series E, 5.000% due 1/1/32	1,064,379
		4,916,675
	New Mexico — 0.6%
965,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	979,851
860,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series F, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	874,727
		1,854,578
	New York — 11.9%
1,185,000	Long Island, NY, Power Authority, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/33	1,385,454
1,000,000	Metropolitan Transportation Aurthority, NY, Revenue Bonds, (AGMC Insured), (SOFR*0.67+0.55%), 1.575% due 11/1/32[1]	985,016
1,250,000	New York City, NY, General Obligation Unlimited, Fiscal 2008 Series J, 5.000% due 8/1/28	1,454,687
See Notes to Schedule of Portfolio Investments
4

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$1,865,000	New York City, NY, General Obligation Unlimited, REMK Series L, 5.000% due 4/1/33	$2,184,846
1,000,000	New York City, NY, Municipal Water Finanace Authority, Water and Sewer System, Revenue Bonds, Series BB-2, 5.000% due 6/15/27	1,104,146
1,465,000	New York City, NY, Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, (State Aid Withholding), 5.000% due 7/15/31	1,590,724
1,500,000	New York City, NY, Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1A,, 5.000% due 7/15/30	1,785,059
1,650,000	New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 11/1/26	1,859,787
1,160,000	New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds, Refunding, Subseries F-1, 5.000% due 11/1/26	1,307,487
2,275,000	New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,495,714
1,930,000	New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds, Subseries F-1, 5.000% due 5/1/31	2,163,193
1,000,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds, 5.000% due 7/1/35	1,127,048
1,415,000	New York State, Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/28	1,632,695
2,440,000	New York State, Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series E, 4.000% due 3/15/28	2,590,317
	New York State, Thruway Authority, Highway Revenue Tolls, Revenue Bonds, Refunding, Series K:
1,000,000	5.000% due 1/1/31	1,068,324
1,200,000	5.000% due 1/1/32	1,277,313
1,025,000	New York State, Urban Development Corp, Personal Income Tax, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/28	1,155,955
1,400,000	New York State, Urban Development Corp, Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/35	1,603,269
2,000,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	2,238,651
1,700,000	Port Authority of New York and New Jersey, Revenue Bonds, Refunding, 5.000% due 11/15/33	1,909,962
1,070,000	Triborough Bridge and Tunnel Authority, NY, Revenue Bonds, Series C, 4.000% due 11/15/27	1,184,589
		34,104,236
	North Carolina — 0.7%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,246,196
600,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, Escrowed to Maurity, 5.000% due 10/1/23	623,174
		1,869,370
	Ohio — 3.0%
500,000	Miami, OH, University of Ohio, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/30	591,544
3,250,000	Ohio State, General Obligation Unlimited, Series A, 5.000% due 6/15/28	3,316,520
1,000,000	Ohio State, Hospital Refunding, Revenue Bonds, 5.000% due 1/1/28	1,148,078
See Notes to Schedule of Portfolio Investments
5

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$1,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	$1,694,415
1,680,000	Ohio State, Housing Finance Agency Residential Mortgage, Revenue Bonds, Series D, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	1,715,106
		8,465,663
	Oklahoma — 0.7%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,113,959
	Pennsylvania — 3.9%
1,000,000	Allegheny, PA, Sanitary Authority, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 12/1/30	1,095,243
1,000,000	City of Philadelphia, PA, General Obligation Unlimited, Series A, 5.000% due 8/1/26	1,112,298
1,505,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, 5.000% due 7/15/23	1,554,965
1,500,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,647,612
2,500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, 5.000% due 11/1/31	2,791,682
1,250,000	Pennsylvania State University, Revenue Bonds, Series A, 5.000% due 9/1/31	1,457,505
1,360,000	Pennsylvania State, Housing Finance Agency Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	1,375,755
		11,035,060
	South Carolina — 1.6%
1,500,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/34	1,582,534
1,500,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A(Power), 4.000% due 12/1/33	1,549,131
350,000	South Carolina State, Public Service Authority, Revenue Bonds, Series A(Utilities), 5.000% due 12/1/27	390,632
1,000,000	South Carolina State, Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/27	1,116,092
		4,638,389
	Tennessee — 1.2%
3,265,000	Sumner County, TN, General Obligation Unlimited, Refunding, 5.000% due 6/1/23	3,355,362
	Texas — 10.5%
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,119,847
3,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series D, 5.000% due 8/15/25	3,838,266
1,000,000	City of Dallas, TX, Waterworks and Sewer System Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 10/1/33	1,180,790
1,100,000	City of Dallas, TX, Waterworks and Sewer System Revenue, Revenue Bonds, Series C, 4.000% due 10/1/33	1,203,762
	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
1,850,000	5.000% due 10/1/26	2,024,823
1,000,000	5.000% due 10/1/27	1,090,732
1,300,000	Harris County, TX, Revenue Bonds, Series A, 5.000% due 8/15/24	1,387,819
See Notes to Schedule of Portfolio Investments
6

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$1,125,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, 5.000% due 5/15/25	$1,219,788
1,500,000	McKinney, TX, Independent School District, General Obligation Unlimited, Refunding, 5.000% due 2/15/23[3]	1,523,196
2,500,000	North Texas, Municipal Water District, Revenue Bonds, Series 2021A, 4.000% due 9/1/23	2,567,436
1,000,000	North Texas, Tollway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	1,119,686
4,000,000	North Texas, Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/30	4,254,303
1,000,000	San Antonio, TX, Independent School District, General Obligation Unlimited, Series 2022, 5.000% due 8/15/24[3]	1,065,715
1,500,000	San Antonio, TX, Water System, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/28	1,740,260
1,375,000	Texas State, General Obligation Unlimited, Series B, 4.000% due 8/1/29	1,448,822
3,090,000	Waco, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	3,200,820
		29,986,065
	Utah — 0.4%
1,000,000	University of Utah/The, Revenue Bonds, Series B, 5.000% due 8/1/34	1,212,008
	Virginia — 2.6%
1,500,000	County of Arlington, VA, General Obligation Unlimited, Series 2021, 5.000% due 6/15/33	1,810,435
5,500,000	Loudoun County, VA, General Obligation Unlimited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/1/23[3]	5,726,950
		7,537,385
	Washington — 5.6%
1,000,000	Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Refunding, Series S-1, 5.000% due 11/1/30	1,210,253
	Energy Northwest, WA, Revenue Bonds, Series A:
1,500,000	5.000% due 7/1/23	1,547,150
1,250,000	5.000% due 7/1/28	1,390,286
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,289,687
3,600,000	King County, WA, Bellevue School District No. 405, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	3,755,285
2,000,000	Port of Seattle, WA, Revenue Bonds, Refunding, 5.000% due 6/1/33	2,322,921
1,500,000	Port of Seattle, WA, Revenue Bonds, Refunding, Series B, 5.000% due 3/1/35	1,576,565
2,500,000	Washington State, General Obligation Unlimited, Series A, 5.000% due 8/1/35	2,959,317
		16,051,464
	Wisconsin — 0.9%
2,500,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, 5.000% due 11/15/23	2,602,809
See Notes to Schedule of Portfolio Investments
7

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
Wyoming — 0.9%
$2,645,000	Wyoming State, Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	$2,710,812
TOTAL MUNICIPAL BONDS (Cost $266,553,217)		265,886,247
TOTAL INVESTMENTS (Cost $266,553,217)	93.0%	$265,886,247
OTHER ASSETS IN EXCESS OF LIABILITIES	7.0	19,949,658
NET ASSETS	100.0%	$285,835,905

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2022.
[2]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2022.
[3]	When-issued security.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SIFMA — Securities Industry and Financial Markets Association
See Notes to Schedule of Portfolio Investments
8

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of July 31, 2022, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at July 31, 2022.
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in, among other things, closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak and its variants has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 have become more widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Portfolio’s performance, the performance of the securities in which the Portfolio invests and may lead to losses on your investment in the Fund’s Portfolio.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Shareholders should consult the Portfolio’s prospectus for a complete listing of risks associated with the Portfolio.
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THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited) — (Concluded)
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events and transactions subsequent to July 31, 2022 through the date the schedule of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
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